Vessels, net/ Advances for vessel acquisitions	12 Months Ended
Dec. 31, 2022
Vessels, net/ Advances for Vessel Acquisitions [Abstract]
Vessels, net/ Advances for Vessel Acquisitions
6.	Vessels, net/ Advances for Vessel Acquisitions:

(a) Vessels, net: The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2019	24,810,061	(1,110,032)	23,700,029
— Acquisitions, improvements, and other vessel costs	36,096,033	—	36,096,033
— Period depreciation	—	(1,750,434)	(1,750,434)
Balance December 31, 2020	60,906,094	(2,860,466)	58,045,628
— Acquisitions, improvements, and other vessel costs	299,460,599	—	299,460,599
— Transfers from Advances for vessel acquisitions (b)	49,687,450	—	49,687,450
— Period depreciation	—	(13,227,748)	(13,227,748)
Balance December 31, 2021	410,054,143	(16,088,214)	393,965,929
— Acquisitions, improvements, and other vessel costs	72,100,835	—	72,100,835
— Transfers from Advances for vessel acquisitions (b)	2,368,165	—	2,368,165
— Vessel disposal	(10,018,583)	599,930	(9,418,653)
— Period depreciation	—	(23,121,632)	(23,121,632)
Balance December 31, 2022	474,504,560	(38,609,916)	435,894,644

Vessel Acquisitions/Disposal and other Capital Expenditures:

During the year ended December 31, 2021, the Company agreed to acquire 14 dry bulk carriers and nine tanker vessels for an aggregate cash consideration of $363.6 million (the “2021 Vessel Acquisitions”). Of the 2021 Vessel Acquisitions, 22 were concluded during the year ended December 31, 2021, whereas the last one, this of the M/V Magic Callisto, was concluded on January 4, 2022. The 2021 Vessel Acquisitions were financed with cash on hand and the net proceeds from the debt and equity financings discussed under Notes 7 and 8 below.

During the year ended December 31, 2022, the Company agreed to acquire two containerships, the M/V Ariana A and the M/V Gabriela A, for an aggregate cash consideration of $50.75 million (the “2022 Vessel Acquisitions”, see also Note 3(d)). Both acquisitions were financed with cash on hand and the net proceeds from the $22.5 Million Term Loan Facility discussed in Note 7 and were delivered to the Company in November 2022.

Details regarding the 2021 and the 2022 Vessel Acquisitions delivered as of December 31, 2021 and 2022, are presented below.

Vessel Name	Vessel Type	DWT	Year Built	Country of Construction	Purchase Price (in million)	Delivery Date
2021 Acquisitions
M/V Magic Venus	Kamsarmax	83,416	2010	Japan	$15.85	03/02/2021
M/T Wonder Polaris	Aframax LR2	115,351	2005	S. Korea	$13.60	03/11/2021
M/V Magic Orion	Capesize	180,200	2006	Japan	$17.50	03/17/2021
M/V Magic Argo	Kamsarmax	82,338	2009	Japan	$14.50	03/18/2021
M/T Wonder Sirius	Aframax LR2	115,341	2005	S. Korea	$13.60	03/22/2021
M/V Magic Twilight	Kamsarmax	80,283	2010	S. Korea	$14.80	04/09/2021
M/V Magic Thunder	Kamsarmax	83,375	2011	Japan	$16.85	04/13/2021
M/V Magic Vela	Panamax	75,003	2011	China	$14.50	05/12/2021
M/V Magic Nebula	Kamsarmax	80,281	2010	S. Korea	$15.45	05/20/2021
M/T Wonder Vega	Aframax	106,062	2005	S. Korea	$14.80	05/21/2021
M/V Magic Starlight	Kamsarmax	81,048	2015	China	$23.50	05/23/2021
M/T Wonder Avior	Aframax LR2	106,162	2004	S. Korea	$12.00	05/27/2021
M/T Wonder Arcturus	Aframax LR2	106,149	2002	S. Korea	$10.00	05/31/2021
M/T Wonder Mimosa	Handysize	36,718	2006	S. Korea	$7.25	05/31/2021
M/V Magic Eclipse	Panamax	74,940	2011	Japan	$18.48	06/07/2021
M/T Wonder Musica	Aframax LR2	106,290	2004	S. Korea	$12.00	06/15/2021
M/T Wonder Formosa	Handysize	36,660	2006	S. Korea	$8.00	06/22/2021
M/V Magic Pluto	Panamax	74,940	2013	Japan	$19.06	08/06/2021
M/V Magic Perseus	Kamsarmax	82,158	2013	Japan	$21.00	08/09/2021
M/V Magic Mars	Panamax	76,822	2014	S. Korea	$20.40	09/20/2021
M/V Magic Phoenix	Panamax	76,636	2008	Japan	$18.75	10/26/2021
M/T Wonder Bellatrix	Aframax LR2	115,341	2006	S. Korea	$18.15	12/23/2021
2022 Acquisitions
M/V Magic Callisto	Panamax	74,930	2012	Japan	$23.55	01/04/2022
M/V Ariana A	Containership	38,117	2005	Germany	$25.00	11/23/2022
M/V Gabriela A	Containership	38,121	2005	Germany	$25.75	11/30/2022

On May 9, 2022, due to a favorable offer, the Company entered into an agreement with an unaffiliated third party for the sale of the M/T Wonder Arcturus for a gross sale price of $13.15 million. The vessel was delivered to its new owners on July 15, 2022. In connection with this sale, the Company recognized during the third quarter of 2022 a net gain of $3.2 million which is separately presented in ‘Gain on sale of vessel’ in the accompanying consolidated statements of comprehensive (loss)/income.

During the year ended December 31, 2022, the Company incurred aggregate capitalized vessel improvement costs amounting to $3.0 million, mainly related to (i) the ballast water treatment system (“BWTS”) installations on the M/V Magic Moon, M/V Magic Rainbow, M/V Magic Perseus, M/V Magic P that were concluded in 2022, and (iii) the BWTS installation on the M/T Wonder Formosa that was initiated in February 2023 and was concluded in early March 2023.

During the year ended December 31, 2021, the Company incurred aggregate vessel improvement costs of $1.8 million mainly relating to (i) the purchase and installation of a BWTS on the M/T Wonder Mimosa during the vessel’s dry dock that was initiated late in the second quarter of 2021 and concluded early in the third quarter of 2021, and (ii) the consideration paid to acquire the BWTS equipment of the M/V Magic Vela and additional BWTS installation costs incurred during the vessel’s dry dock that was initiated in the third quarter and concluded in the fourth quarter of 2021.

As of December 31, 2022, 20 of the 30 vessels in the Company’s fleet having an aggregate carrying value of $301.5 million were first priority mortgaged as collateral to their loan facilities (Note 7).

Consistent with prior practices, the Company reviewed all its vessels for impairment, and none were found to be impaired at December 31, 2021 and December 31, 2022.

(b)	Advances for vessel acquisitions:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

Vessel Cost
Balance December 31, 2020	$—
— Advances for vessel acquisitions and other vessel pre-delivery costs	52,055,615
—Transfer to Vessels, net (a)	(49,687,450)
Balance December 31, 2021	$2,368,165
—Transfer to Vessels, net (a)	(2,368,165)
Balance December 31, 2022	$—

During the years ended December 31, 2021, and December 31, 2022, the Company took delivery of the vessels discussed under (a) above and, hence, certain advances paid in the period for these vessels were transferred from Advances for vessel acquisitions to Vessels, net. The balance of Advances for vessel acquisitions as of December 31, 2021, reflects the advance payment made for the acquisition of the M/V Magic Callisto.